Note 50 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations Line Items
Impairment loss		€ (26)	€ (5,385)	€ (5,291)
Real Estate [Member]
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations Line Items
Net Gains Loss On Sales		102	66	97
Investment [Member]
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations Line Items
Profit or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations		82	39	45
Equity instruments [Member]
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations Line Items
Profit or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations	[1]	0	0	877
Total [Member]
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations Line Items
Impairment loss		(158)	(136)	(285)
Total Profit or loss from non current assets and disposal groups classified as held for sale		€ 26	€ (31)	€ 734

[1]	(*) Includes various sales in CNCB (see Note 3)